Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,217,211	¥ 1,153,273
Book value of guarantee liabilities	58,379	60,458
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	438,392	417,587
Book value of guarantee liabilities	¥ 2,781	¥ 4,103
Maturity of the longest contract (Years)	2062	2062
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 290,057	¥ 284,891
Book value of guarantee liabilities	¥ 48,462	¥ 47,461
Maturity of the longest contract (Years)	2033	2033
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 6,589	¥ 12,087
Book value of guarantee liabilities	¥ 2,075	¥ 3,953
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 2,486	¥ 2,294
Book value of guarantee liabilities	¥ 0	¥ 46
Maturity of the longest contract (Years)	2036	2035
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 479,687	¥ 436,414
Book value of guarantee liabilities	¥ 5,061	¥ 4,895
Maturity of the longest contract (Years)	2028	2027